DIVIDENDS (Tables)	12 Months Ended
Dec. 31, 2020
DIVIDENDS [abstract]
Schedule of dividends
	2018	2019	2020

Dividend per ordinary share:
2020 interim dividend - HK$0.20 (2019: interim dividend HK$0.33, 2018: interim dividend HK$0.30) per ordinary share	11,890	13,260	7,744
2019 final dividend - HK$0.45 (2018: final dividend HK$0.40, 2017: Final dividend HK $0.30) per ordinary share	11,633	15,713	18,107

2020 final dividend proposed at HK$0.25 per ordinary share by the Board of Directors - not recognized as a liability as at the end of the year	15,713	18,107	9,314